UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                OKUMUS Capital, L.L.C.
Address:             850 Third Avenue, 10th Floor
                     New York, NY 10022
13F File Number:     028-06641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ahmet H. Okumus

Title:  Managing Member and Chief Investment Officer

Phone:  212-201-2650
Signature, Place, and Date of Signing:

    /s/Ahmet H. Okumus       New York, New York    August 15, 2005

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        4
Form 13F Information Table Entry Total:   1
Form 13F Information Table Value Total:   $425,607,739

List of Other Included Managers:          OKUMUS Advisors, LLC
                                          OKUMUS Technology Advisors, LLC
                                          OKUMUS Market Neutral Advisors, LLC
					  OKUMUS Diversified Value Advisors LLC


FORM 13F INFORMATION TABLE
                                TITLE                   VALUE    	SHRS/    	SH/   	PUT/  INVESTMENT    OTHER  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP	(x$1000)	PRN AMT   	PRN	CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
Synopsys Inc.            	  COM        871607107     72,847         4,369,970     SH             SOLE	          4,369,970
CSG Systems Intl Inc              COM        126349109     18,169           957,210     SH             SOLE                 957,210
Autozone Inc.                     COM        053332102    103,510         1,119,511     SH             SOLE               1,119,511
Bisys Group Inc.            	  COM        055472104     32,965         2,206,499     SH             SOLE	          2,206,499
Accenture Ltd.		          COM        G1150G111    123,707         5,456,872     SH             SOLE               5,456,872
Extreme Networks Inc.             COM        30226D106     15,031         3,693,141     SH             SOLE               3,693,141
First Data Corp.            	  COM        319963104     46,250         1,152,215     SH             SOLE	          1,152,215
Quest Software Inc.            	  COM        74834T103      9,801           719,073     SH             SOLE	            719,073
IDT Corp.                         COM        448947309      3,328           252,900     SH             SOLE                 252,900

                            TOTAL                         425,608